Subsequent Events	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2014
Subsequent Events	Note 9 — Subsequent Events

Note 8 — Subsequent Events

Common Stock Issued to Consultants

On February 19, 2015, the Company issued 250,000 shares of common stock to a consulting firm for investor relations and public relations services.

On February 19, 2015, the Company issued 150,000 shares of common stock to a consulting firm for strategic business planning, investor relations and public relations services.

On February 23, 2015, the Company issued 250,000 shares of common stock to a consulting firm for strategic business planning and investor relations services.

Private Placement of Common Stock

Subsequent to December 31, 2014, the Company sold 1,600,000 shares of common stock to investors at $0.20 a unit in connection with the private placement of the Company’s stock. In addition, the investors received 1,600,000 three year warrants with an exercise price of $0.40. Each warrant is callable by the Company upon the Company’s common stock trading at $0.60 or higher for 20 consecutive days.

Merger Agreement

On February 16, 2015, LightTouch Vein and Laser, Inc., a Nevada corporation (“LightTouch”) entered into an Acquisition Agreement and Plan of Merger (the “Agreement’) with the Company and LightTouch Vein & Laser Acquisition Corporation, a wholly owned subsidiary of LightTouch (“LightTouch Acquisition”).  Under the terms of the Agreement, the Company will merge with LightTouch Acquisition and become a wholly owned subsidiary of LightTouch.   The Company’s shareholders and certain creditors of LightTouch (as described below) will receive up to fifty five million shares (55,000,000) of LightTouch’s common stock (the “Issuance Amount”) in exchange for all of the issued and outstanding shares of the Company.  Following the closing of the Agreement, the Company’s business will be the primary focus of LightTouch and the Company’s management will assume control of the management of LightTouch with the current director of LightTouch resigning upon closing of the Agreement. In accordance with the terms of the Agreement, closing shall occur upon the earlier of (i) sixty (60) days from February 16, 2015, or (ii) the completion of the Company’s audit of its financial statements.

Additionally, on February 16, 2015, LightTouch issued a convertible promissory note to the Company in the principal amount of $150,000 (the “Grow Note”). The principal and interest of the Grow Note is convertible into 7,500,000 shares of LightTouch’s common stock.  LightTouch also issued convertible promissory notes to lenders and creditors of LightTouch in the principal amount of $33,000 in the aggregate (the “Creditor Notes” and together with the Grow Note, the “Notes”), convertible into 1,650,000 shares of common stock of LightTouch.  All shares of common stock of LightTouch issued under the Notes shall be included in the Issuance Amount. Proceeds from the Notes were used to pay outstanding obligations of LightTouch including funds owed to the sole officer and director who had been funding LightTouch’s operation through various loans.  In addition to the Agreement being executed between LightTouch, the Company and LightTouch Acquisition, the majority shareholder agreed to sell his ownership interest in LightTouch which consisted of 250,000 shares of LightTouch’s common stock for a purchase price of $100,000.  The shares represented approximately 61% of LightTouch’s issued and outstanding shares.

LightTouch Vein & Laser, Inc. [Member]
Subsequent Events

Note 4:  Subsequent Events

On February 16, 2015, the Company entered into an Acquisition Agreement and Plan of Merger (the “Agreement’) with Grow Solutions, Inc., a Delaware corporation (“Grow Solutions”) and LightTouch Vein & Laser Acquisition Corporation, a wholly owned subsidiary of the Company (“LightTouch Acquisition”).  Under the terms of the Agreement, Grow Solutions will merge with LightTouch Acquisition and become a wholly owned subsidiary of the Company.  Grow Solutions’ shareholders and certain creditors of the Company (as described below) will receive up to fifty five million shares (55,000,000) of the Company’s common stock (the “Issuance Amount”) in exchange for all of the issued and outstanding shares of Grow Solutions.  Following the closing of the Agreement, Grow Solutions’ business will be the primary focus of the Company and Grow Solutions management will assume control of the management of the Company with the current director of the Company resigning upon closing of the Agreement. In accordance with the terms of the Agreement, closing shall occur upon the earlier of 60 days from February 16, 2015, or the completion of Grow Solutions audit of its financial statements.

Additionally, on February 16, 2015, the Company issued a convertible promissory note to Grow Solutions in the principal amount of one hundred fifty thousand dollars ($150,000) (the “Grow Note”).  The principal and interest of the Grow Note is convertible into 7,500,000 shares of the Company’s common stock.  The Company also issued convertible promissory notes to lenders and creditors of the Company in the principal amount of thirty three thousand dollars ($33,000) in the aggregate (the “Creditor Notes” and together with the Grow Note, the “Notes”), convertible into 1,650,000 shares of common stock of the Company.  All shares of common stock of the Company issued under the Notes shall be included in the Issuance Amount. Proceeds from the Notes were used to pay outstanding obligations of the Company including funds owed to the sole officer and director who had been funding the Company’s operation through various loans.  In addition to the Agreement being executed between the Company, Grow Solutions and LightTouch Acquisition, the majority shareholder agreed to sell his ownership interest in the Company which consisted of 250,000 shares of the Company’s common stock for a purchase price of one hundred thousand dollars ($100,000).  The shares represented approximately 61% of the Company’s issued and outstanding shares.

The Company has evaluated subsequent events pursuant to ASC Topic 855 and has determined that there are no other events that require disclosure.